Investment Objectives and Goals	Feb. 25, 2025
YieldMax AAPL Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ AAPL Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Apple Inc. (“AAPL” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax ABNB Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ ABNB Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Airbnb, Inc. (“ABNB” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax ADBE Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ ADBE Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Adobe Inc. (“ADBE” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax AI Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ AI Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of C3.ai, Inc. (“AI” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax AMD Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ AMD Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Advanced Micro Devices, Inc. (“AMD” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax AMZN Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ AMZN Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Amazon.com, Inc. (“AMZN” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax BA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ BA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of The Boeing Company (“BA” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax BIIB Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ BIIB Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Biogen Inc. (“BIIB” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax BRK.B Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ BRK.B Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Berkshire Hathaway Inc. (“BRK.B” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax COIN Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ COIN Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Coinbase Global, Inc. (“COIN” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax DIS Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ DIS Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of The Walt Disney Company (“DIS” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax GOOGL Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ GOOGL Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of Alphabet Inc. (“GOOGL” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax INTC Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ INTC Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Intel Corporation (“INTC” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax JPM Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ JPM Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of JPMorgan Chase & Co. (“JPM” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax META Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ META Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Meta Platforms, Inc. (“META” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax MRNA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ MRNA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Moderna, Inc. (“MRNA” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax MSFT Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ MSFT Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Microsoft Corporation (“MSFT” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax NFLX Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ NFLX Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Netflix, Inc. (“NFLX” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax NKE Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ NKE Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of Nike, Inc. (“NKE” or “underlying Security”), subject to a limit on potential investment gains.
YieldMax NVDA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ NVDA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Nvidia Corporation (“NVDA” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax ORCL Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ ORCL Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Oracle Corporation (“ORCL” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax PYPL Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ PYPL Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of PayPal Holdings, Inc. (“PYPL” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax ROKU Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ ROKU Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of ROKU, Inc. (“ROKU” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax SNOW Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ SNOW Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Snowflake Inc. (“SNOW” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax SQ Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ SQ Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Block, Inc. (“XYZ” (formerly "SQ") or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax TGT Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ TGT Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Target Corporation (“TGT” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax TSLA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ TSLA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Tesla, Inc. (“TSLA” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax XOM Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ XOM Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Exxon Mobil Corporation (“XOM”), subject to a limit on potential investment gains.
YieldMax ZM Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax™ ZM Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Zoom Communications, Inc. (“ZM” or “Underlying Security”), subject to a limit on potential investment gains.